Condensed Consolidated Interim Statements of Operations (Unaudited) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating expenses
Research and development		$ 5,020	$ 2,914	$ 11,907	$ 5,659
General and administrative		3,175	3,340	5,337	5,915
Total operating expenses		8,195	6,254	17,244	11,574
Financing expense (income), net		(259)	480	(576)	264
Loss before taxes		7,936	6,734	16,668	11,838
Taxes on income (benefit)		34	(544)	55	(544)
Net loss for the period		$ 7,970	$ 6,190	$ 16,723	$ 11,294
Basic loss per Ordinary Share	[1]	$ 0.036	$ 0.027	$ 0.076	$ 0.05
Diluted loss per Ordinary Share		$ 0.036	$ 0.027	$ 0.076	$ 0.05
Weighted average number of Ordinary Shares outstanding, basic	[1]	221,674,130	228,173,276	221,338,951	228,132,249
Weighted average number of Ordinary Shares outstanding, diluted		221,674,130	228,173,276	221,338,951	228,132,249

[1]	1 American Depositary Share (ADS) represents 20 Ordinary Shares